RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due to a related party	$ 19	$ 0
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Amounts due from a related party	0	167
Amounts due to a related party	$ 19	$ 0